Cover Page	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Entity Registrant Name	Bilibili Inc.
Entity Central Index Key	0001723690
Document Type	20-F
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Document Annual Report	true
Document Transition Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Document Shell Company Report	false
Entity File Number	001-38429
Entity Incorporation, State or Country Code	E9
Document Registration Statement	false
Common Stock, Capital Shares Reserved for Future Issuance	9,104,591
Entity Address, Address Line One	Building 3, Guozheng Center, No. 485 Zhengli Road, Yangpu District
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200433
Entity Address, Country	CN
ICFR Auditor Attestation Flag	true
Auditor Firm ID	1424
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	Beijing, the People’s Republic of China
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Xin Fan
Entity Address, Address Line One	Building 3, Guozheng Center, No. 485 Zhengli Road, Yangpu District
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200433
Entity Address, Country	CN
Country Region	86
City Area Code	21
Local Phone Number	25099255
Contact Personnel Email Address	sam@bilibili.com
Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	412,156,826
Class Z Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	328,441,712
Title of 12(b) Security	Class Z ordinary shares, par value US$0.0001 per share
No Trading Symbol Flag	true
Class Y Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	83,715,114
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each representing one Class Z ordinary share
Security Exchange Name	NASDAQ
Trading Symbol	BILI